Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Effects of IFRS Adjustments on Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Gains losses on exchange differences on translation before tax	€ (3,914)	€ 1,033	[1]
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Gains losses on exchange differences on translation before tax		3,252
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Gains losses on exchange differences on translation before tax		(2,219)
Functional currency adjustment [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Gains losses on exchange differences on translation before tax		€ (2,219)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.